Derivative Liabilities - Schedule of Fair Value of Liabilities Measured on Recurring Basis (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019 Number	Dec. 31, 2018 Number
Expected Dividend Yield [Member]
Derivative liability, measurement input	0.00	0
Minimum [Member]
Expected term		2 months 30 days	6 months 14 days
Minimum [Member] | Measurement Input, Expected Term [Member]
Expected term	7 days	2 months 30 days
Minimum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input	187	160	164
Minimum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input	0.01	1.55	2.51
Maximum [Member]
Expected term		5 years	5 years
Maximum [Member] | Measurement Input, Expected Term [Member]
Expected term	5 years	5 years
Maximum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input	464	305	355
Maximum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input	1.57	2.50	2.86